Settlement and Asset Abandonment (Details Narrative)	1 Months Ended		12 Months Ended
	Apr. 30, 2020 CAD ($)	Feb. 29, 2020 CAD ($)	Jan. 31, 2020 USD ($)	Jan. 31, 2021 CAD ($)	May 07, 2020 CAD ($)
Statement [Line Items]
Cash paid				$ 430,420	$ 240
Membership interest	100.00%
Settlement Agreement [Member]
Statement [Line Items]
Cash paid	$ 99,247	$ 165,413
Loss on settlement of legal claims			$ 264,660
Membership interest	20.00%	80.00%